Financial instruments - Schedule of Material Differences Between the Fair Value and Carrying Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	$ 247,385	$ 218,337
Financial liabilities	2,181,071	2,009,606
Non-interest bearing
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	224,569	126,029
Fixed-interest bearing - Borrowings
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	282,558	0
Derivative liabilities
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	53,994	210,224
Variable-interest bearing - Borrowings
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	1,619,950	1,673,353
Less than one year
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	243,781	218,124
Financial liabilities	395,453	201,264
Less than one year | Non-interest bearing
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	222,246	126,029
Less than one year | Fixed-interest bearing - Borrowings
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	21,057	0
Less than one year | Derivative liabilities
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	0	0
Less than one year | Variable-interest bearing - Borrowings
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	152,150	75,235
One to two years
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	0	213
Financial liabilities	272,397	337,537
One to two years | Non-interest bearing
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	1,264	0
One to two years | Fixed-interest bearing - Borrowings
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	121,038	0
One to two years | Derivative liabilities
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	15,262	210,224
One to two years | Variable-interest bearing - Borrowings
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	134,833	127,313
Later Than Two Years
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	3,604	0
Financial liabilities	1,513,221	1,470,805
Later Than Two Years | Non-interest bearing
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	1,059	0
Later Than Two Years | Fixed-interest bearing - Borrowings
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	140,463	0
Later Than Two Years | Derivative liabilities
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	38,732	0
Later Than Two Years | Variable-interest bearing - Borrowings
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial liabilities	1,332,967	1,470,805
Non-interest bearing
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	71,422	166,696
Non-interest bearing | Less than one year
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	71,422	166,696
Non-interest bearing | One to two years
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	0	0
Non-interest bearing | Later Than Two Years
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	0	0
Fixed-interesting bearing
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	3,604
Fixed-interesting bearing | Less than one year
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	0
Fixed-interesting bearing | One to two years
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	0
Fixed-interesting bearing | Later Than Two Years
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	3,604
Variable-interest bearing
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	172,359	51,641
Variable-interest bearing | Less than one year
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	172,359	51,428
Variable-interest bearing | One to two years
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	0	213
Variable-interest bearing | Later Than Two Years
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Financial assets	$ 0	$ 0